As filed with the Securities and Exchange Commission on March 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22462

SCS Hedged Opportunities (TE) Fund, LLC
(Exact name of registrant as specified in charter)

One Winthrop Square
Boston, Massachusetts  02110
(Address of principal executive offices) (Zip code)

Peter H. Mattoon
c/o SCS Capital Management, LLC
 One Winthrop Square
Boston, Massachusetts  02110
(Name and address of agent for service)

(617) 204-6400
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

The Fund invests substantially all of its assets in SCS Hedged Opportunities Master Fund, LLC (CIK 0001489018, Investment Company Act file number 811-22403, the “Master Fund”).  As of December 31, 2010, the value of the Fund’s investment in the Master Fund totals $4,164,941, representing 99.48% of the Fund’s net assets (offset by approximately 0.52% of assets in excess of other liabilities), and representing 16.22% of the Master Fund’s net assets.  The Master Fund has included a schedule of investments as of December 31, 2010, in its filing on Form N-Q made with the Securities and Exchange Commission on March 1, 2011.

Income Taxes
As a limited liability company that is treated as a partnership, no provision for the payment of Federal, state or local income taxes has been provided by the Fund.  Each Member is individually required to report on its own tax return its share of the Fund’s taxable income or loss.  The Fund has a tax year end of December 31 but, no income tax provision is required as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$4,142,422
Gross unrealized appreciation	22,519
Gross unrealized depreciation	-
Net unrealized appreciation	$ 22,519

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Investments in the Master Fund
The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of December 31, 2010. Valuation of Portfolio Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Fair Value of Financial Instruments
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments
SCS Hedged Opportunities Master Fund, LLC	$-	$-	$4,164,941	$4,164,941
Short Term Investments (a)	20,936	-	-	20,936
Total Investments	$20,936	$-	$4,164,941	$4,185,877

(a)	Mutual fund investments that are sweep investments for cash balances in the Fund at December 31, 2010.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of October 1, 2010	$-
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	22,519
Net purchases (sales)	4,142,422
Transfers in and / or out of Level 3	-
Balance as of December 31, 2010	$4,164,941

During the period ended December 31, 2010, there were no transfers between Level 1 and Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    SCS Hedged Opportunities (TE) Fund, LLC

By (Signature and Title)    /s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Officer

Date    February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Officer

Date    February 24, 2011

By (Signature and Title)    /s/ Joseph E. McCuine
Joseph E. McCuine, Chief Financial Officer

Date    February 24, 2011